INTANGIBLE ASSETS Narrative (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS
Amortization expense relating to intangible assets, including discontinued operations	$ 14,543	$ 18,239	$ 16,007
Net carrying amount of intangible assets, not subject to amortization	1,288	1,175
Licensing Agreements [Member]
INTANGIBLE ASSETS
Impairment to license and IPRD	$ 3,145	$ 0